Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of accrued expenses [Abstract]
Accrued payroll and related expenses	$ 978,343	$ 756,729
Accrued clinical study expenses	1,255,901	327,244
Accrued professional fees	848,223	294,130
Accrued clinical development costs	110,566	145,566
Accrued other expenses		5,000
Premium Finance Agreement	513,333
Total accrued expenses	$ 3,706,366	$ 1,528,669